Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,062,000
Previously Paid Amount	0.00
Total Fee Amount	3,846.75
Total Offset Amount	0.00
Net Fee	3,846.75
Narrative - Max Aggregate Offering Price	$ 26,062,000
Final Prospectus	true